PACE Select

Prospectus Supplement

PACE® Select Advisors Trust

PACE® Large Co Value Equity Investments

PACE® Large Co Growth Equity Investments

PACE® Small/Medium Co Value Equity Investments

PACE® Small/Medium Co Growth Equity Investments

Supplement to the prospectuses relating to Class A, Class C and Class Y shares (the "Multi-Class Prospectus") and Class P shares (the "Class P Prospectus") (collectively, the "Prospectuses") and the Statement of Additional Information ("SAI"), each dated November 28, 2013, as supplemented to date

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

February 27, 2014

Dear Investor,

The purpose of this supplement is to update certain information regarding the following series of PACE Select Advisors Trust (the "Trust"): PACE Large Co Value Equity Investments, PACE Large Co Growth Equity Investments, PACE Small/Medium Co Value Equity Investments and PACE Small/Medium Co Growth Equity Investments (each a "fund" and together the "funds").

At the recommendation of UBS Global Asset Management (Americas) Inc. ("UBS Global AM"), the funds' manager, the Board of Trustees of the Trust approved a change in each fund's "80% policy" relating to the way "large capitalization" or "small/medium capitalization" companies are defined. For each fund, the change modifies the market capitalization requirement to reflect the market capitalization range of the fund's benchmark index rather than a specific dollar amount.

First, the Prospectuses and SAI state that, under normal circumstances, each of PACE Large Co Value Equity Investments and PACE Large Co Growth Equity Investments invests at least 80% of its net assets in equity securities issued by "large capitalization companies." Large capitalization companies are currently defined as companies with a total market capitalization of $3.0 billion or greater at the time of purchase. Effective April 28, 2014, PACE Large Co Value Equity Investments and PACE Large Co Growth Equity Investments will define large capitalization companies as companies with a total market capitalization within the market capitalization range of the companies in the Russell 1000® Value Index or Russell 1000® Growth Index, respectively, at the time of purchase.

Second, the Prospectuses and SAI state that, under normal circumstances, each of PACE Small/Medium Co Value Equity Investments and PACE Small/Medium Co Growth Equity Investments invests at least 80% of its net assets in equity securities issued by "small/medium capitalization companies." Small/medium capitalization companies are currently defined as companies with a total market capitalization of less than $6.0 billion at the time of purchase. Effective April 28, 2014, PACE Small/Medium Co Value Equity Investments and PACE Small/Medium Co Growth Equity Investments will define small/medium capitalization companies as companies with a total market capitalization within the market capitalization range of the companies in the Russell 2500® Value Index or Russell 2500® Growth Index, respectively, at the time of purchase.

ZS-669

The change to each fund's 80% policy is being changed to eliminate the need to adjust the fund's fixed market capitalization threshold or limit, as applicable, as the market capitalization of the fund's benchmark index changes in the future.

These changes are described in greater detail below.

Effective on or about April 28, 2014, the Prospectuses and SAI are hereby revised as follows:

I.  PACE Large Co Value Equity Investments

The section captioned "PACE Large Co Value Equity Investments Fund summary" and sub-headed "Principal investments" beginning on page 33 of the Multi-Class Prospectus and page 31 of the Class P Prospectus is revised by replacing the second sentence of the first paragraph with the following:

Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in equity securities issued by large capitalization companies. Large capitalization companies means companies with a total market capitalization within the market capitalization range of the companies in the Russell 1000® Value Index at the time of purchase.

The section captioned "More information about the funds—PACE Large Co Value Equity Investments" and sub-headed "Principal investments" beginning on page 82 of the Multi-Class Prospectus and page 81 of the Class P Prospectus is revised by replacing the third sentence of the first paragraph with the following:

Large capitalization companies means companies with a total market capitalization within the market capitalization range of the companies in the Russell 1000® Value Index at the time of purchase. As of January 31, 2014, the Russell 1000® Value Index included companies with a market capitalization range of approximately $320 million and $470 billion. The market capitalization range and the composition of the Russell 1000® Value Index are subject to change.

The section captioned "The funds and their investment policies" and sub-headed "PACE Large Co Value Equity Investments" on page 10 of the SAI is revised by replacing the parenthetical at the end of the first paragraph with the following:

(Large capitalization companies means companies with a total market capitalization within the market capitalization range of the companies in the Russell 1000® Value Index at the time of purchase. The term "market capitalization" means the market value of a company's outstanding common stocks.)

II.  PACE Large Co Growth Equity Investments

The section captioned "PACE Large Co Growth Equity Investments Fund summary" and sub-headed "Principal investments" beginning on page 38 of the Multi-Class Prospectus and page 36 of the Class P Prospectus is revised by replacing the second sentence of the first paragraph with the following:

Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in equity securities issued by large capitalization companies. Large capitalization companies means companies with a total market capitalization within the market capitalization range of the companies in the Russell 1000® Growth Index at the time of purchase.

The section captioned "More information about the funds—PACE Large Co Growth Equity Investments" and sub-headed "Principal investments" beginning on page 85 of the Multi-Class Prospectus and page 84 of the Class P Prospectus is revised by replacing the third sentence of the first paragraph with the following:

Large capitalization companies means companies with a total market capitalization within the market capitalization range of the companies in the Russell 1000® Growth Index at the time of purchase. As of January 31, 2014, the Russell 1000® Growth Index included companies with a market capitalization range of approximately $400 million and $470 billion. The market capitalization range and the composition of the Russell 1000® Growth Index are subject to change.

The section captioned "The funds and their investment policies" and sub-headed "PACE Large Co Growth Equity Investments" beginning on page 10 of the SAI is revised by replacing the parenthetical at the end of the first paragraph with the following:

(Large capitalization companies means companies with a total market capitalization within the market capitalization range of the companies in the Russell 1000® Growth Index at the time of purchase. The term "market capitalization" means the market value of a company's outstanding common stocks.)

III.  PACE Small/Medium Co Value Equity Investments

The section captioned "PACE Small/Medium Co Value Equity Investments Fund summary" and sub-headed "Principal investments" beginning on page 42 of the Multi-Class Prospectus and page 40 of the Class P Prospectus is revised by replacing the third sentence of the first paragraph with the following:

Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in equity securities issued by small/medium capitalization companies. Small/medium capitalization companies means companies with a total market capitalization within the market capitalization range of the companies in the Russell 2500® Value Index at the time of purchase.

The section captioned "More information about the funds—PACE Small/Medium Co Value Equity Investments" and sub-headed "Principal investments" beginning on page 87 of the Multi-Class Prospectus and page 86 of the Class P Prospectus is revised by replacing the fourth sentence of the first paragraph with the following:

Small/medium capitalization companies means companies with a total market capitalization within the market capitalization range of the companies in the Russell 2500® Value Index at the time of purchase. As of January 31, 2014, the Russell 2500® Value Index included companies with a market capitalization range of approximately $6 million and $10.3 billion. The market capitalization range and the composition of the Russell 2500® Value Index are subject to change.

The section captioned "The funds and their investment policies" and sub-headed "PACE Small/Medium Co Value Equity Investments" beginning on page 11 of the SAI is revised by replacing the parenthetical following the fifth sentence of the first paragraph with the following:

(Small/medium capitalization companies means companies with a total market capitalization within the market capitalization range of the companies in the Russell 2500® Value Index at the time of purchase. The term "market capitalization" means the market value of a company's outstanding common stocks.)

IV.  PACE Small/Medium Co Growth Equity Investments

The section captioned "PACE Small/Medium Co Growth Equity Investments Fund summary" and sub-headed "Principal investments" beginning on page 46 of the Multi-Class Prospectus and page 44 of the Class P Prospectus is revised by replacing the second sentence of the first paragraph with the following:

Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in equity securities issued by small/medium capitalization companies. Small/medium capitalization companies means companies with a total market capitalization within the market capitalization range of the companies in the Russell 2500® Growth Index at the time of purchase.

The section captioned "More information about the funds—PACE Small/Medium Co Growth Equity Investments" and sub-headed "Principal investments" beginning on page 89 of the Multi-Class Prospectus and page 88 of the Class P Prospectus is revised by replacing the third sentence of the first paragraph with the following:

Small/medium capitalization companies means companies with a total market capitalization within the market capitalization range of the companies in the Russell 2500® Growth Index at the time of purchase. As of January 31, 2014, the Russell 2500® Growth Index included companies with a market capitalization range of approximately $10 million and $11.4 billion. The market capitalization range and the composition of the Russell 2500® Growth Index are subject to change.

The section captioned "The funds and their investment policies" and sub-headed "PACE Small/Medium Co Growth Equity Investments" on page 12 of the SAI is revised by replacing the parenthetical following the fifth sentence of the first paragraph with the following:

(Small/medium capitalization companies means companies with a total market capitalization within the market capitalization range of the companies in the Russell 2500® Growth Index at the time of purchase. The term "market capitalization" means the market value of a company's outstanding common stocks.)

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR YOUR FUTURE REFERENCE.

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UBS Global Asset Management (Americas) Inc.